SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 2,864
Other comprehensive income (loss) before reclassifications	658
Amounts reclassified from accumulated other comprehensive income	(1,931)
Net current-period other comprehensive loss	(1,273)
Ending balance	1,591
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,501
Other comprehensive income (loss) before reclassifications	90
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive loss	90
Ending balance	1,591
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,363
Other comprehensive income (loss) before reclassifications	568
Amounts reclassified from accumulated other comprehensive income	(1,931)
Net current-period other comprehensive loss	(1,363)
Ending balance